Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Principles of consolidation
Principles of consolidation
The accompanying unaudited interim consolidated financial statements include the accounts of the Company and all controlled subsidiaries (collectively, the “Company”). All intercompany transactions and accounts have been eliminated. Results of operations of the Company’s controlled subsidiaries have been included from the date of acquisition.

Principles of consolidation
The accompanying consolidated financial statements include the accounts of the Company and all controlled subsidiaries (collectively, the “Company”). All intercompany transactions and accounts have been eliminated. Results of operations of the Company’s controlled subsidiaries have been included from the date of acquisition.

Basis of Presentation
Basis of
Presentation
The accompanying unaudited interim consolidated financial statements are prepared in conformity with the generally accepted accounting principles in the United States of America (“U.S. GAAP”) for interim financial reporting. Accordingly, these unaudited interim consolidated financial statements do not include all of the information and footnotes required by U.S. GAAP for annual financial statements. Certain footnote disclosures have been omitted that would substantially duplicate the disclosures in the Company’s audited consolidated financial statements and accompanying notes as of and for the year ended December 31, 2024, unless information contained in those disclosures materially changed or is required by U.S. GAAP to be included in interim financial statements. In the opinion of management, all adjustments, including normal recurring adjustments, necessary for a fair presentation of the unaudited interim consolidated financial statements as of and for the three months ended March 31, 2024 and 2025 have been recorded. The results of operations for the three months ended March 31, 2025 are not necessarily indicative of the results that may be expected for the full year ending December 31, 2025, or any other period. These interim financial statements should be read in conjunction with the Company’s audited consolidated financial statements and accompanying notes as of and for the year ended December 31, 2024, as filed with the SEC on March 26, 2025.
The Corporate Reorganization was accounted for as a combination of entities under common control. As a result, the financial reports filed with the SEC by the Company subsequent to the Corporate Reorganization are prepared “as if” Guardian Pharmacy, LLC is the accounting predecessor of the Company. The historical operations of Guardian Pharmacy, LLC are deemed to be those of the Company. Thus, the financial statements included in this report reflect (i) the historical operating results of Guardian Pharmacy, LLC prior to the Corporate Reorganization; (ii) the consolidated results of the Company and Guardian Pharmacy, LLC following the Corporate Reorganization; (iii) the assets and liabilities of the Company and Guardian Pharmacy, LLC at their historical cost; and (iv) the Company’s equity structure for all periods presented. No step-up
basis of intangible assets or goodwill was recorded.
Guardian Pharmacy, LLC has been determined to be our predecessor for accounting purposes and, accordingly, the consolidated financial statements for periods prior to the Corporate Reorganization have been adjusted to combine the previously separate entities for presentation purposes. The Company had no material operations prior to the Corporate Reorganization, and is acting as a holding company, with 100% ownership interest in Guardian Pharmacy, LLC, subsequent to the Corporate Reorganization. Thus, the Company’s financial position, results of operations and cash flows effectively represent those of Guardian Pharmacy, LLC as of and for all periods presented.

Basis of Presentation
The Consolidated Financial Statements are prepared in conformity with the generally accepted accounting principles in the United States of America (“U.S. GAAP”).
The Corporate Reorganization was accounted for as a combination of entities under common control. As a result, the financial reports filed with the SEC by the Company subsequent to the Corporate Reorganization are prepared “as if” Guardian Pharmacy, LLC is the accounting predecessor of the Company. The historical operations of Guardian Pharmacy, LLC are deemed to be those of the Company. Thus, the financial statements included in this report reflect (i) the historical operating results of Guardian Pharmacy, LLC prior to the Corporate Reorganization; (ii) the consolidated results of the Company and Guardian Pharmacy, LLC following the Corporate Reorganization; (iii) the assets and liabilities of the Company and Guardian Pharmacy, LLC at their historical cost; and (iv) the Company’s equity structure for all periods presented. No step-up
basis of intangible assets or goodwill was recorded.
Guardian Pharmacy, LLC has been determined to be our predecessor for accounting purposes and, accordingly, the consolidated financial statements for periods prior to the Corporate Reorganization have been adjusted to combine the previously separate entities for presentation purposes. The Company’s financial position, results of operations and cash flows effectively represent those of Guardian Pharmacy, LLC as of and for all periods presented.

Segment Reporting
Segment Reporting
During 2023, the Company modified its internal management reporting including the information regularly used by the chief operating decision maker (“CODM”) to assess performance and allocate resources. As a result, the Company re-evaluated
its operating segment conclusions and determined that it has a single operating segment. Changes to the Company’s operating segment conclusions have no impact on historical consolidated results of operations, financial position, or cash flows. The Company will not be required to provide recast financial information as the Company previously aggregated operating segments into one reportable segment. See Note 12
Segments
for further information.

Use of Estimates
Use of Estimates
The preparation of Consolidated Financial Statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts reported in the Consolidated Financial Statements and accompanying notes. Actual results could differ from those estimates.

Fair Value
Fair Value
The Company utilizes the three-level valuation hierarchy for the recognition and disclosure of fair value measurements. The categorization of assets and liabilities within this hierarchy is based upon the lowest level of input that is significant to the measurement of fair value. The three levels of the hierarchy consist of the following:

•	Level 1 - Inputs to the valuation methodology are unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

•
Level 2 - Inputs to the valuation methodology are quoted prices for similar assets and liabilities in active markets, quoted prices in markets that are not active or inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the instrument.

•
Level 3 - Inputs to the valuation methodology are unobservable inputs based upon management’s best estimate of inputs that market participants could use in pricing the asset or liability at the measurement date, including assumptions about risk.

Financial instruments consist primarily of cash and cash equivalents, accounts receivable, accounts payable, accrued expenses, line of credit and notes payable. The carrying amounts of cash and cash equivalents, accounts receivable, accounts payable, and accrued expenses approximate fair value due to the short maturity of these instruments. The Company estimates that the carrying amount of the line of credit and notes payable approximates fair value due to the fluctuation of their variable interest rates with market movement.
The following table summarizes the valuation of liabilities measured at fair value on a recurring basis on the Company’s Consolidated Balance Sheets:

	Level 1	Level 2	Level 3

December 31, 2023

Liabilities:

Contingent consideration obligations (1)	$—	$—	$—

Fair value of financial instruments	$—	$—	$—

December 31, 2024

Liabilities:

Contingent consideration obligations (1)	$—	$—	$2,700

Fair value of financial instruments	$—	$—	$2,700

(1)
The fair value measurement of the contingent consideration obligations arising from acquisitions is based upon Level 3 unobservable inputs including, in part, the estimate of future cash flows based upon the likelihood of achieving the various criteria triggering the payment of the obligations. The fair values of the liabilities associated with contingent consideration obligations were derived using the income approach with unobservable inputs, which included future earnings forecasts for which there is no market data. Fair value measurement using unobservable inputs is inherently uncertain, and a change in significant inputs could result in different fair values. During the year ended December 31, 2024 there were no material gains or losses related to liabilities classified as Level 3 as a result of fair value adjustments. Changes in the fair value of the contingent consideration obligations are recorded within Selling, general and administrative expenses.

The following table provides a reconciliation of the activity for the Level 3 contingent consideration fair value measurements during the years ended December 31, 2023 and 2024:

Balance at December 31, 2022	$451

Payments	(451)

Balance at December 31, 2023	—

Current year acquisitions	2,700

Balance at December 31, 2024	$2,700

Cash and Cash Equivalents
Cash and Cash Equivalents
Cash consists primarily of demand deposits held with financial institutions. The Company considers all highly liquid investments purchased with an original maturity of three months or less when purchased to be cash equivalents for financial statement presentation.

Accounts Receivable
Accounts Receivable
Accounts receivable consists primarily of amounts due from third parties (e.g., pharmacy benefit managers, insurance companies, governmental agencies, and long-term care facilities) and private pay customers. Accounts receivable are stated at cost less an allowance for credit losses, the net of which approximates fair value.

Allowance for Credit Losses
Allowance for Credit Losses
Collection of accounts receivable from customers is the Company’s primary source of operating cash flow and is critical to the operating performance and the financial condition of the Company. The primary collection risk relates to amounts due from long-term care facilities and private pay customers, as billings to these customers can be complex and may lead to payment disputes or delays. The Company establishes an allowance for accounts receivable considered to be at increased risk of becoming uncollectible to reduce the carrying value of such receivables to their estimated net realizable value.
When establishing this allowance for credit losses, the Company considers such factors as historical collection experience (i.e., payment history and credit losses) and creditworthiness, specifically identified credit risks, aging of accounts receivable, current and expected economic conditions, and other relevant factors. The allowance for credit losses is regularly reviewed for appropriateness. Judgment is used to assess the collectability of account balances and the economic ability of customers to pay. At the time a balance is definitively deemed to be uncollectible, the balance is written off against the allowance for credit losses. The charges recorded for credit losses is reported within Selling, general and administrative expenses on the Consolidated Statements of Operations. As of December 31, 2023 and 2024, the allowance for credit losses was $6,171 and $8,868, respectively.

The table below outlines the activity for the allowance for credit losses for the years ended December 31, 2023 and 2024:

Balance at December 31, 2022	$5,371

Additions	5,718

Deductions	(4,918)

Balance at December 31, 2023	6,171

Additions	8,388

Deductions	(5,691)

Balance at December 31, 2024	$8,868

Rebates
Rebates
The Company receives rebates, discounts, and other price concessions relating to purchases from its suppliers and vendors. The Company estimates rebates earned and the associated receivable from pharmaceutical wholesalers and manufacturers, group purchasing organizations (“GPOs”) and vendors, based on estimates of the qualifying prescriptions dispensed or the key products purchased and sold. The receivables are recognized at the end of the period in the Consolidated Financial Statements within Accounts receivable and as a reduction to Cost of goods sold and Inventories as appropriate.

Inventories
Inventories
Inventories consist primarily of purchased pharmaceuticals held for sale to customers. Inventories are recorded at the lower of cost
(first-in,
first-out
method) or net realizable value.
Physical inventory counts are taken quarterly and used to record the inventory balances on hand to ensure the amounts reflected in the accompanying Consolidated Financial Statements are properly stated. Costs include the purchase price of pharmaceuticals, which is reduced for rebates earned associated with inventory remaining at the end of each period, and overhead. There is no significant obsolescence reserve recorded since the Company has not experienced (nor does it expect to experience) significant levels of inventory obsolescence write-offs due to the ability to return unused drugs to its suppliers and vendors for credit.

Property and Equipment		Property and Equipment Property and equipment are recorded at cost, net of accumulated depreciation. See Note 4 Property and Equipment for more information.
Leases
Leases
In accordance with Financial Accounting Standards Board (“FASB”), Accounting Standard Codification (“ASC”), 842 - Leases (“ASC 842”), the Company has applied the practical expedient to account for the lease and non-lease
components as a single lease component for all leases. The Company also made an accounting policy election to not recognize right-of-use
(“ROU”) assets and liabilities for leases with a term of 12 months or less unless the lease includes an option to renew or purchase the underlying asset that are reasonably certain to be exercised.

For leases with terms greater than 12 months, the Company records the related asset and obligation at the present value of fixed lease payments over the term. Many of the Company’s leases include rental escalation clauses, renewal options and/or termination options that are factored into the Company’s determination of lease payments when appropriate. Variable lease payments are recognized as incurred.
As the implicit rate is not readily determinable for the Company’s leases, the Company uses an estimated incremental borrowing rate to determine the initial present value of lease payments over the lease terms on a collateralized basis over a similar term, which is based on market and company specific information. The Company applied a portfolio approach using an estimated incremental borrowing rate upon adoption of ASC 842.
Leases that transfer substantially all the benefits and risks of ownership of property to the Company or otherwise meet the criteria for capitalization are accounted for as finance leases. To reflect their purchase and financing, assets acquired under finance leases are recorded on the Consolidated Balance Sheets as Property and equipment, and amounts due under finance leases are recorded as Other Liabilities, Current and Long-Term. Depreciation of assets recorded under finance leases is provided on a straight-line basis over the period of their estimated useful lives (or lease term if shorter) and is reported on the Consolidated Statements of Operations within either Cost of goods sold or Selling, general and administrative expense as determined by the nature of the asset. See Note 7
Lease Obligations
for more information.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
The Company’s long-lived assets consist of property and equipment, as well as intangible assets with definite lives. Intangible assets with definite lives primarily include customer lists and trademarks that are recognized as a result of acquisitions. Long-lived assets are reviewed for indicators of impairment whenever events or changes in circumstances indicate that the carrying amount of these assets may not be recoverable.
The Company groups and evaluates long-lived assets for impairment at the lowest level at which individual cash flows can be identified whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. If indicators of impairment are present, the Company first compares the carrying amount of the asset group to the estimated future cash flows associated with the asset group (undiscounted and without interest charges). If the estimated undiscounted future cash flows used in this analysis are less than the carrying amount of the asset group, an impairment loss calculation is prepared. The impairment loss calculation compares the carrying amount of the asset group to the asset group’s fair value. If required, an impairment loss is recorded for the portion of the asset group’s carrying value that exceeds the asset group’s fair value. The Company concluded there was no impairment of long-lived assets during the years ended December 31, 2023 or 2024.

Goodwill
Goodwill
Goodwill is the excess of the consideration transferred over the fair value of identifiable net assets acquired in business combinations accounted for under the acquisition method of accounting. The Company does not amortize goodwill. The Company tests its goodwill annually during the fourth quarter of its fiscal year or when events and circumstances indicate that impairment may have occurred and requires impairment charges to be recognized based on the difference between the carrying amount of the reporting unit and its fair value. Impairment testing of goodwill is required at the reporting unit level (operating segment or one level below operating segment). Prior to performing the impairment test, the Company may make a qualitative assessment of the likelihood of goodwill impairment in order to determine whether a detailed quantitative analysis is required. The Company’s annual impairment testing date is October 1.
No impairment of goodwill resulted from the Company’s annual impairment testing in 2023 or 2024. See Note 5
Goodwill and Intangible Assets
for more information.

Intangible Assets
Intangible Assets
The Company’s intangible assets with definite lives primarily include customer lists and trademarks. Intangible assets are stated at their acquired fair value less accumulated amortization. These assets are amortized over periods ranging from five to twenty years using a straight-line method. The Company considers the period of expected cash flows and underlying data to be the best estimate in measuring fair value when determining their useful lives.

Contingent Consideration
Contingent Consideration
When an acquisition involves a contingent consideration arrangement, the Company recognizes a liability as of the acquisition date equal to the fair value of expected contingent payments. This liability is remeasured each reporting period and changes in the fair value are reported within Selling, general and administrative expenses on the Consolidated Statements of Operations. Increases or decreases in the fair value of the contingent consideration liability can result from changes in discount periods and rates, as well as changes in the timing or likelihood of achieving certain revenue or other targets. Payments made greater than three months after the acquisition date up to the fair value of the contingent consideration established at the acquisition date are reported as financing activities on the Consolidated Statements of Cash Flows while payments in excess of such amounts are reported as operating activities on the Consolidated Statements of Cash Flows.
The terms of the contingent consideration arrangement may include certain provisions that the Company contribute additional capital to its subsidiaries to fund payment of the contingent payment when earned. These provisions may also require the Company to issue additional equity in its subsidiaries to non-controlling
interest members to avoid dilution of their ownership upon payment of contingent obligations.

Loss Contingencies
Loss Contingencies
The Company may become involved in legal proceedings and other matters that may result in loss contingencies. A liability is established for such matters when it is probable that a loss has been incurred and the amount of loss can be reasonably estimated. Liabilities for loss contingencies are recorded within Other current liabilities and Other liabilities on the Company’s Consolidated Balance Sheets. See Note 9
Commitments and Contingencies
for more information.

Revenue Recognition
Revenue Recognition
Revenue is recognized when control of the promised goods are transferred or services are provided to customers in an amount that reflects the consideration the Company expects to be entitled to receive in exchange for those goods or services. Each prescription represents a separate performance obligation of the Company, separate and distinct from other prescriptions under customer arrangements.
A significant portion of the Company’s revenues from sales of pharmaceutical and medical products is subject to reimbursement by federal Medicare (i.e., Part A, B, D) programs and state Medicaid programs. The total net sales and receivables reported on the Company’s Consolidated Financial Statements are recorded at the amount expected to be ultimately received from these payors. Billing functions for a portion of the Company’s revenue systems are largely computerized, submitting claims for online adjudication electronically, with simultaneous feedback of the amount expected to be received at the time of sale to determine and record net revenues.
Patient
co-payments
are billed to the patient as part of the Company’s normal billing procedures. Additionally, the Company bills certain long-term care facilities for the sale of pharmaceuticals. These billings are subject to the Company’s normal accounts receivable collections procedures. No disaggregation of revenue is necessary as the impact of economic factors is comparable due to the similarity in the types of services provided for the long-term care facilities or residents served.

Concentrations of Credit Risk
Concentrations of Credit Risk
Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and accounts receivable.
At times, cash balances at financial institutions are in excess of Federal Deposit Insurance Corporation (“FDIC”) insurance coverage. FDIC insurance covers all deposit accounts, including checking and savings accounts, money market deposit accounts, and certificates of deposit, up to $250 per depositor, per insured bank, for each account ownership category. The Company believes it mitigates any risks by depositing cash with major financial institutions.
Credit risk on accounts receivable is generally diversified due to the number of entities comprising the customer base. The Company generally does not require collateral from its customers in connection with the extension of credit in the form of accounts receivable balances. Management regularly reviews the allowances for credit losses for appropriateness. For the years ended December 31, 2023 and 2024, no single customer accounted for 10% or more of the Company’s revenues.

Delivery Expenses
Delivery Expenses
The Company incurred expenses totaling $35,538 and $40,716 for the years ended December 31, 2023 and 2024, respectively, to deliver products sold to its customers. Delivery expenses are reported within Cost of goods sold on the Consolidated Statements of Operations.

Advertising and Marketing Expenses
Advertising and Marketing Expenses
The Company incurred advertising and marketing expenses totaling $3,384 and $3,502 for the years ended December 31, 2023 and 2024, respectively. Advertising and marketing expenses are expensed as incurred and are reported within Selling, general, and administrative expenses on the Consolidated Statements of Operations.

Share-based Compensation
Share-based Compensation
The Company records compensation costs related to the vesting of equity-based and liability-based awards on its Consolidated Statements of Operations. See Note 11
Share-based Compensation
for more information.

Stockholders' Equity
Stockholders’ Equity
Common Stock
We have two classes of common stock: Class A common stock, which has one vote per share, and Class B common stock, which has one vote per share. The Class A common stock and Class B common stock vote together as a single class on all matters submitted to a vote of stockholders (including the election of directors), except as otherwise required by applicable law and except in connection with amendments to our certificate of incorporation that increase or decrease the par value of the shares of such class, or alter or change the powers, preferences or special rights of the shares of either class so as to affect the holders of such shares adversely. There are no shares of preferred stock outstanding.
Voting
Holders of shares of our Class A common stock and Class B common stock are entitled to one vote for each share held of record on all matters on which stockholders are entitled to vote generally, including the election or removal of directors elected by our stockholders. The holders of our Class A common stock and Class B common stock do not have cumulative voting rights in the election of directors.
Dividends
Holders of shares of our Class A common stock and Class B common stock are entitled to receive dividends when, as and if declared by our board of directors out of funds legally available therefor, subject to any statutory or contractual restrictions on the payment of dividends and to any restrictions on the payment of dividends imposed by the terms of any outstanding preferred stock.
Liquidation
Upon our liquidation, dissolution or winding up and after payment in full of all amounts required to be paid to creditors and to the holders of preferred stock having liquidation preferences, if any, the holders of shares of our Class A common stock and Class B common stock will be entitled to receive ratably our remaining assets available for distribution, unless different treatment of the shares of each such class is approved by the affirmative vote of the holders of a majority of the outstanding shares of Class A common stock and Class B common stock, each voting separately as a class.
Fully Paid and
Non-Assessable
All shares of our Class A common stock and Class B common stock outstanding are fully paid and non-assessable.
The Class A common stock and Class B common stock will not be subject to further calls or assessments by us.

Rights and Preferences
Holders of shares of our Class A common stock do not have preemptive, conversion, subscription or redemption rights. Holders of shares of our Class B common stock do not have preemptive, subscription or redemption rights. Shares of our Class B common stock are convertible into shares of our Class A common stock as described below under “—Transfer Restrictions and Conversion of Class B Common Stock.” There are no redemption or sinking fund provisions applicable to the Class A common stock or Class B common stock. The rights powers, preferences and privileges of our Class A common stock and Class B common stock are subject to those of the holders of any shares of our preferred stock or any other series or class of stock we may authorize and issue in the future.
Transfer Restrictions and Conversion of Class B Common Stock
Shares of Class B common stock may not be transferred by the holder thereof, unless such transfer is a “Permitted Transfer.” We refer to a transferee of shares of Class B common stock received in a Permitted Transfer as a “Permitted Transferee.” In accordance with our certificate of incorporation, a “Permitted Transfer” generally will include any transfer of Class B common stock (i) approved in advance by our board of directors; (ii) to a family member of the holder; (iii) to certain entities owned by the holder or certain trusts (each, a “Permitted Entity”); (iv) upon a holder’s death by will, intestate succession or operation of law; or (v) by a Permitted Entity to a family member of the holder or any other Permitted Entity of the holder.
As provided in our certificate of incorporation, with respect to each holder of Class B common stock (and any subsequent Permitted Transferee) (a “Qualified Stockholder”), such holder’s shares of Class B common stock will automatically convert into shares of Class A common stock on a one-for-one
basis pursuant to the
two-year
conversion schedule set forth in our certificate of incorporation. We refer to the date of issuance of the relevant shares of Class B common stock as the “Class B Issuance Date.” With respect to each holder being issued shares of Class B common stock on the Class B Issuance Date, 25% of such holder’s shares of Class B common stock will convert into shares of Class A common stock on each of the following dates: (i) March 28, 2025; (ii) September 27, 2025; (iii) March 28, 2026; and (iv) September 27, 2026.
If the conversion of any shares of Class B common stock would result in the conversion of any fractional share, the number of shares so converted will be rounded down to the nearest whole number. Notwithstanding the foregoing conversion terms, our board of directors may accelerate the conversion of all or any portion of Class B common stock to earlier times, including to permit participation of holders of Class B common stock in underwritten secondary public offerings or for any other reason.

Members' Equity (all numbers presented as whole numbers)
Members’ Equity (all numbers presented as whole numbers)
Prior to the Corporate Reorganization, Guardian Pharmacy, LLC had two classes of members: preferred and common. Generally, 1.0 preferred unit was issued for each $1,000 of capital contributed prior to March 1, 2007, and 0.8338 preferred units were issued for each $1,000 of capital contributed from March 1, 2007 to February 28, 2011. Subsequent to February 28, 2011, 0.5087 preferred units were issued for each $1,000 contributed. In addition, preferred unit holders were entitled to a preferred return of 6% annually on their unrecovered capital balance. As of

December 31, 2023 and 2024, there was no unrecovered capital or unpaid preferred return outstanding.
Prior to the Corporate Reorganization, net income and distributions were allocated to the preferred and common unit holders in accordance with the Guardian Pharmacy, LLC Operating Agreement. In the case of certain events, the preferred units could have been converted into common units on a one-to-one
basis. Additionally, common units in the Company could have been issued in exchange for minority interests owned in a subsidiary.
As of December 31, 2023, there were 27,407 (issued in the amount of $31,645,099) Series A Preferred Units issued and Outstanding. As of December 31, 2023, there were 5,048 (issued in the amount of $9,000,000) Series B Preferred Units issues and outstanding. All Preferred Units were converted as part of the Corporate Reorganization and none were outstanding as of December 31, 2024. In general, Series B Preferred had distribution priority over Series A Preferred.

Income Taxes
Income Taxes
The Company is a taxable entity. As discussed in Note 1, prior to the Corporate Reorganization, Guardian Pharmacy, LLC was comprised of entities treated as partnerships for income tax purposes, and the federal income taxes on taxable income or losses realized by Guardian Pharmacy, LLC were the obligation of the individual members or partners. As a result of the Corporate Reorganization, the Company is subject to federal and state corporate income taxes. The accompanying financial statements include a provision for income taxes based on the period when the Company’s operations are taxable.
The Company accounts for income taxes pursuant to the asset and liability method of ASC 740, Income Taxes, which requires it to recognize current tax liabilities or receivables for the amount of taxes it estimates are payable or refundable for the current year and deferred tax assets or liabilities for the expected future tax consequences of events that have been included in the financial statements. Deferred tax assets or liabilities are determined based on the differences between the financial statement and tax basis of assets and liabilities as measured by the enacted tax rates as well as net operating losses and credit carryforwards, which will be in effect when these differences reverse. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period enacted. A valuation allowance is provided when, based upon the available evidence, it is more likely than not that a portion or all of a deferred tax asset will not be realized.
In determining the Company’s tax expense for financial reporting purposes, the Company establishes a reserve when there are transactions, calculations and tax filing positions for which the tax determination is uncertain and it is more likely than not that such positions would not be sustained upon examination. The Company’s policy is to recognize potential interest and penalties related to uncertain tax positions in income tax expense. As of December 31, 2023 and 2024, no liability for uncertain tax positions was required. See Note 14
Income Taxes
for additional disclosures regarding income taxes.
The Company prepares and files tax returns based on interpretations of tax laws and regulations. The Company’s tax returns are subject to examination by various taxing authorities in the normal course of business. Such examinations may result in future tax, interest and penalty assessments by these taxing authorities. Prior to the Corporate Reorganization, Guardian Pharmacy, LLC was subject to minimal state income taxes, including the Texas margin tax.

Debt Issuance Costs
Debt Issuance Costs
Debt issuance costs are amortized to interest expense, using the effective interest method, based on forecasted principal payments, over the estimated life of the related debt instrument. The Company presents debt issuance costs related to notes payable as a direct reduction of Notes payable on the Consolidated Balance Sheets. Debt issuance costs related to the line of credit are presented as Other current assets.

New Accounting Pronouncements
New Accounting Pronouncements
The following table provides a description of recent accounting pronouncements that are applicable to the Company’s unaudited interim Consolidated Financial Statements:

New Accounting Standard Adopted

ASU Number and Name	Description	Date of Adoption	Effect on the unaudited interim Consolidated Financial Statements upon adoption

2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures
ASU
2023-07
requires companies to disclose significant segment expenses that are regularly provided to the Chief Operating Decision Maker (“CODM”) and are included within each reported measure of segment operating results. The standard also requires companies to disclose the total amount of any other items included in segment operating results which were not deemed to be significant expenses for separate disclosure, along with a qualitative description of the composition of these other items. In addition, the standard also requires disclosure of the CODM’s title and position, as well as detail on how the CODM uses the reported measure of segment operating results to evaluate segment performance and allocate resources. The standard also aligns interim segment reporting disclosure requirements with annual segment reporting disclosure requirements. The standard requires retrospective application to all prior periods presented.
		January 1, 2024 for annual disclosures. January 1, 2025 for interim disclosures.	The Company adopted the standard on January 1, 2024. See Note 8 Segments for new disclosures.

ASU Number and Name	Description	Date of Adoption	Effect on the unaudited interim Consolidated Financial Statements upon adoption

2024-01, Scope Application of Profits Interest and Similar Awards	ASU 2024-01 clarifies the scope application of profits interest and similar awards by adding illustrative guidance in ASC 718 -Compensation-Stock Compensation.	January 1, 2025 for annual and interim disclosures	The Company adopted the standard as of January 1, 2025, with no material impact on the Consolidated Financial Statements.

New Accounting Standards Not Yet Effective

ASU Number and Name	Description	Date of Adoption	Effect on the unaudited interim Consolidated Financial Statements upon adoption

2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures
ASU
2023-09
enhances the transparency about income tax information through improvements to income tax disclosures primarily related to the rate reconciliation and income taxes paid information. The standard requires the annual financial statements to include consistent categories and greater disaggregation of information in the rate reconciliation, and income taxes paid disaggregated by jurisdiction.
January 1, 2025 for annual disclosures.
The Company will adopt the new
disclosures for the annual periods
beginning on January 1, 2025. The
Company is currently evaluating the impact of the incremental income taxes information that will be required to be disclosed as well as the impact to the Income Taxes footnote in the Form
10-K.

2024-03, Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40)
ASU
2024-03
requires Public Business Entities to disclose disaggregated information about specific natural expense categories underlying certain income statement expense line items that are considered “relevant.”
January 1, 2027 for annual disclosures; January 1, 2028 for interim disclosures
The Company will adopt the new disclosures for the annual periods beginning on January 1, 2027. The Company is currently evaluating the impact of the incremental disaggregated expense information that will be required to be disclosed.

New Accounting Pronouncements
The following table provides a description of recent accounting pronouncements that are applicable to the Company’s Consolidated Financial Statements:

New Accounting Standards Adopted
ASU Number and Name	Description	Date of Adoption	Effect on the unaudited interim Consolidated Financial Statements upon adoption
2016-13, 2018-19, 2019-04, 2019-05, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments	ASU
2016-13
and its subsequent corresponding updates provide guidance for the impairment model for financial assets measured at amortized cost. For trade and other receivables, held-to-maturity
debt securities, loans and other instruments, entities are required to use a forward-looking “expected loss” model that generally will result in the earlier recognition of allowance for losses. For available-for-sale
	debt securities with unrealized losses, entities will measure credit losses as it is done today, except that the losses will be recognized as an allowance rather than a reduction in the amortized cost of the securities.	January 1, 2023	The Company adopted the standard on January 1, 2023 with no material impact on its Consolidated Financial Statements.

ASU Number and Name	Description	Date of Adoption	Effect on the unaudited interim Consolidated Financial Statements upon adoption
2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures	ASU
2023-07
	requires companies to disclose significant segment expenses that are regularly provided to the Chief Operating Decision Maker (“CODM”) and are included within each reported measure of segment operating results. The standard also requires companies to disclose the total amount of any other items included in segment operating results which were not deemed to be significant expenses for separate disclosure, along with a qualitative description of the composition of these other items. In addition, the standard also requires disclosure of the CODM’s title and position, as well as detail on how the CODM uses the reported measure of segment operating results to evaluate segment performance and allocate resources. The standard also aligns interim segment reporting disclosure requirements with annual segment reporting disclosure requirements. The standard requires retrospective application to all prior periods presented.	January 1, 2024 for annual disclosures. January 1, 2025 for interim disclosures.	The Company adopted the standard on January 1, 2024. See Note 12 Segments for new disclosures.

New Accounting Standard Not Yet Effective
ASU Number and Name	Description	Anticipated Date of Adoption	Effect on the unaudited interim Consolidated Financial Statements upon adoption
2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures	ASU
2023-09
enhances the transparency about income tax information through improvements to income tax disclosures primarily related to the rate reconciliation and income taxes paid information. The standard requires the annual financial statements to include consistent categories and greater disaggregation of information in the rate reconciliation, and income taxes paid disaggregated by jurisdiction.	January 1, 2025 for annual disclosures.	The Company will adopt the new disclosures for the annual periods beginning on January 1, 2025. The Company is currently evaluating the impact of the incremental income taxes information that will be required to be disclosed as well as the impact to the Income Taxes footnote in the Form
10-K.

2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40)	ASU
2024-03
	requires Public Business Entities to disclose disaggregated information about specific natural expense categories underlying certain income statement expense line items that are considered “relevant.”	January 1, 2027 for annual disclosures; January 1, 2028 for interim disclosures	The Company will adopt the new disclosures for the annual periods beginning on January 1, 2027. The Company is currently evaluating the impact of the incremental disaggregated expense information that will be required to be disclosed.